As filed with the Securities and Exchange Commission on February 15, 2013

File No. 333-175410
File No. 811-22578

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.
Post-Effective Amendment No. 5	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 5	[X]

VERICIMETRY FUNDS
(Exact name of Registrant as Specified in Charter)

800 Wilshire Blvd., Suite 300
Los Angeles, CA 90017
(Address of Principal Executive Office)
(818) 813-1351
(Registrant's Telephone Number, including Area Code)

Glenn S. Freed
President
Vericimetry Funds
800 Wilshire Blvd., Suite 300
Los Angeles, CA 90017
(Name and address of agent for Service)

Copies of Communications to:

Bibb L. Strench
Seward & Kissel LLP
901 K Street, N.W.
Suite 800
Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to Rule 485(b).
[X]	on February 15, 2013 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Los Angeles, State of California, on this  15th day of  February 2013.

VERICIMETRY FUNDS

By: /s/ Glenn S. Freed
Name: Glenn S. Freed
Title: Chairman, President, Treasurer & Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date
/s/ Glenn S. Freed Glenn S. Freed	Chairman, President, Treasurer & Trustee	February 15, 2013

Trustees

David G. Chrencik* David G. Chrencik	Trustee	February 15, 2013
Kenneth A. Merchant* Kenneth A. Merchant	Trustee	February 15, 2013
Jay R. Ritter* Jay R. Ritter	Trustee	February 15, 2013

*By /s/ Glenn S. Freed.
Glenn S. Freed, pursuant to a Power of Attorney dated January 25, 2013.

Exhibit Index

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase